Earn-Out Liability (ADG Acquisition) (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Summary of Earn-Out Liability

	2020	2019
	$	$

ADG Acquisition – earn-out	4,688,553	14,834,067
Less: Current portion of ADG Acquisition – earn-out	(4,688,553)	(7,529,962)

Non-current portion of ADG Acquisition – earn-out	-	7,304,105